Financial Instruments - Summary of Carrying Amount of Financial Liabilities Related to Supplier Finance Arrangements (Details) - Financial liabilities that are part of supplier finance arrangements [member]
₩ in Millions
Dec. 31, 2024 KRW (₩)
Statements [Line Items]
Trade payables	₩ 1,298,398
Other payables	273,366
Financial liabilities	₩ 1,571,764